As filed with the Securities and Exchange Commission on February 5, 2013

Registration No. 333-

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐ Pre-Effective Amendment No.
☐ Post-Effective Amendment No.

KCAP FINANCIAL, INC.

(Exact Name of Registrant as Specified in Charter)

295 Madison Avenue, 6th Floor
New York, New York 10017
(212) 455-8300

(Address and Telephone Number of Principal Executive Offices)

Dayl W. Pearson
President and Chief Executive Officer
KCAP Financial, Inc.
295 Madison Avenue, 6th Floor
New York, New York 10017

(Name and Address of Agent for Service)

Copy to:

Harry S. Pangas, Esq. Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, DC 20004-2415 Telephone: (202) 383-0100 Facsimile: (202) 637-3593	Stuart H. Gelfond, Esq. Fried, Frank, Harris, Shriver & Jacobson LLP One New York Plaza New York, NY 10004 Telephone: (212) 859-8000 Facsimile: (212) 859-4000

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☐

It is proposed that this filing will become effective (check appropriate box):

☐	When declared effective pursuant to Section 8(c) of the Securities Act of 1933.
☒	This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933 and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-185559.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Proposed Maximum Aggregate Offering Price(1)(2)	Amount of Registration Fee(3)
Common Stock, $0.01 par value per share	$5,000,000	$682

(1)	Estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for the purpose of determining the registration fee.
(2)	Includes shares that may be issued pursuant to the underwriters’ option to purchase additional shares.
(3)	The Registrant previously paid $23,220 in connection with its Registration Statement on Form N-2 (File No. 333-175939) filed with the Securities and Exchange Commission on August 1, 2011, pursuant to which no securities were issued. Pursuant to Rule 457(p) of the Securities Act, $682 of the previously paid fee amount is offset against the currently due filing fee. As a result, no filing fee is due in connection with this filing.

Incorporation of Certain Information by Reference

This Registration Statement is being filed pursuant to Rule 462(b) under the Securities Act of 1933, as amended, by KCAP Financial, Inc. (the “Registrant”) with the Securities and Exchange Commission, and hereby incorporates by reference into this Registration Statement the contents of the Registration Statement on Form N-2 (File No. 333-185559 ), including the exhibits thereto, filed on December 19, 2012, as amended by a pre-effective amendment thereto, and declared effective on February 4, 2013.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 5th day of February, 2013.

KCAP FINANCIAL, INC.

By:	/s/ Dayl W. Pearson Name: Dayl W. Pearson Title: President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-2 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Dayl W. Pearson Dayl W. Pearson	President and Chief Executive Officer; Director (principal executive officer)	February 5, 2013
/s/ Edward U. Gilpin Edward U. Gilpin	Chief Financial Officer, Secretary and Treasurer (principal financial and accounting officer)	February 5, 2013
* Christopher Lacovara	Director	February 5, 2013
* Gary Cademartori	Director	February 5, 2013
* C. Michael Jacobi	Director	February 5, 2013
* Albert G. Pastino	Director	February 5, 2013
* C. Turney Stevens, Jr.	Director	February 5, 2013
* Jay R. Bloom	Director	February 5, 2013
* Dean C. Kehler	Director	February 5, 2013

*	Signed by Edward U. Gilpin pursuant to a power of attorney signed by each individual on December 19, 2012.

EXHIBIT INDEX

l	Opinion and Consent of Sutherland, Asbill & Brennan LLP*
n.1	Consent of Grant Thornton LLP, Independent Registered Public Accounting Firm, with respect to report dated March 15, 2012, relating to KCAP Financial, Inc.*
n.2	Consent of Grant Thornton LLP, Independent Certified Public Accountants, with respect to report dated March 15, 2012, relating to Katonah Debt Advisors, L.L.C*
n.3	Consent of Grant Thornton LLP, Independent Certified Public Accountants, with respect to report dated May 14, 2012, relating to Trimaran Advisors, L.L.C.*
n.4	Report of Grant Thornton LLP, Independent Registered Public Accounting Firm, with respect to the debt obligations and indebtedness of KCAP Financial, Inc. (Incorporated by reference exhibit n.4 included in the Registration Statement on Form N-2 (File No. 333-183032), as filed on August 2, 2012.)

*	Filed herewith